Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2022
Taxes on income [Abstract]
Schedule of tax rate applicable to income
	Year ended December 31
	2022	2021	2020
	in USD thousands

Loss before taxes	(2,901)	(2,347)	(1,969)

Sweden corporate tax rate	20.6%	20.6%	21.4%

Theoretical tax benefit	(598)	(484)	(421)
Effect of different tax rates in foreign subsidiaries	65	(18)	(36)
Tax losses incurred in the reporting year
for which deferred taxes were not created	533	502	458
Taxes on income for the reported year	-	-	1